Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Payables [Abstract]
The disclosure of detailed information of other payables

	December 31 2022	December 31 2021
	USD in thousands	USD in thousands
Accrued expenses	41,500	29,222
Liabilities to employees and other liabilities for salaries	18,707	4,665
Government institutions	8,784	2,385
Payables in respect of purchase transaction	4,304	4,412
Interest payable in respect of debentures	2,761	3,207
Interest payable in respect of loans	1,161	817
Others	647	1,350

	77,864	46,058